Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income from continuing operations before income tax
Income before income tax from continuing operations and the provision for income tax from continuing operations consist of the following (in millions):

Years ended December 31	2019	2018	2017
Income before income taxes:
U.K.	$228	$(240)	$(420)
U.S.	(219)	(601)	(765)
Other	1,862	2,087	1,870
Total	$1,871	$1,246	$685
Income tax expense (benefit):
Current:
U.K.	$20	$21	$1
U.S. federal	22	101	48
U.S. state and local	41	35	18
Other	250	214	201
Total current tax expense	$333	$371	$268
Deferred tax expense (benefit):
U.K.	$35	$19	$(5)
U.S. federal	(20)	(165)	12
U.S. state and local	(27)	(56)	(35)
Other	(24)	(23)	10
Total deferred tax benefit	$(36)	$(225)	$(18)
Total income tax expense	$297	$146	$250

Reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the Consolidated Financial Statements	The reconciliation to the provisions from continuing operations reflected in the Consolidated Financial Statements is as follows:

Years ended December 31	2019	2018	2017
Statutory tax rate	19.0%	19.0%	19.3%
U.S. state income taxes, net of U.S. federal benefit	0.5	(0.4)	(1.5)
Taxes on international operations (1)	(6.0)	(7.3)	(30.3)
Nondeductible expenses	1.6	2.7	3.4
Adjustments to prior year tax requirements	0.1	0.9	2.0
Adjustments to valuation allowances	1.8	3.8	(1.8)
Change in uncertain tax positions	2.2	0.9	1.6
Excess tax benefits related to shared based compensation (2)	(2.8)	(3.6)	(8.0)
U.S. Tax Reform impact (3)	(0.3)	7.1	51.2
Loss on disposition	—	(10.2)	—
Other — net	(0.2)	(1.2)	0.6
Effective tax rate	15.9%	11.7%	36.5%

(1)
The Company determines the adjustment for taxes on international operations based on the difference between the statutory tax rate applicable to earnings in each foreign jurisdiction and the enacted rate of 19.0%, 19.0% and 19.3% at December 31, 2019, 2018, and 2017, respectively. The benefit to the Company’s effective income tax rate from taxes on international operations relates to benefits from lower-taxed global operations, primarily due to the use of global funding structures and the tax holiday in Singapore. The impact decreased from 2017 to 2018 primarily as a result of the decrease in the U.S. federal tax rate.

(2)
With the adoption of ASU 2016-09 in 2017, excess tax benefits and deficiencies from share-based payment transactions are recognized as income tax expense or benefit in the Company’s Consolidated Statements of Income.

(3)
The impact of the Tax Reform Act including the Transition Tax, the re-measurement of U.S. deferred tax assets and liabilities from 35% to 21%, withholding tax accruals, and the allocation of tax benefit between continuing operations and discontinued operations related to utilization of foreign tax credits.

Components of Aon's deferred tax assets and liabilities
The components of the Company’s deferred tax assets and liabilities are as follows (in millions):

As of December 31	2019	2018
Deferred tax assets:
Net operating loss, capital loss, interest, and tax credit carryforwards	$440	$563
Employee benefit plans	373	351
Lease liabilities	247	—
Accrued interest	116	—
Other accrued expenses	68	98
Investment basis differences	28	28
Deferred revenue	24	29
Lease and service guarantees	3	5
Other	57	46
Total	1,356	1,120
Valuation allowance on deferred tax assets	(200)	(171)
Total	$1,156	$949
Deferred tax liabilities:
Intangibles and property, plant and equipment	$(251)	$(310)
Lease right-of-use asset	(219)	—
Deferred costs	(128)	(143)
Unremitted earnings	(28)	(30)
Unrealized foreign exchange gains	(26)	(26)
Other accrued expenses	(25)	(36)
Other	(33)	(24)
Total	$(710)	$(569)
Net deferred tax asset	$446	$380

Deferred income taxes (assets and liabilities netted by jurisdiction) as classified in the Consolidated Statements of Financial Position
Deferred income taxes (assets and liabilities have been netted by jurisdiction) have been classified in the Consolidated Statements of Financial Position as follows (in millions):

As of December 31	2019	2018
Deferred tax assets — non-current	$645	$561
Deferred tax liabilities — non-current	(199)	(181)
Net deferred tax asset	$446	$380

Summary of operating and capital loss carryforwards

The Company had the following net operating loss, capital loss, and interest carryforwards (in millions):

As of December 31	2019	2018
U.K.
Operating loss carryforwards	$438	$541
Capital loss carryforwards	$411	$400
Interest carryforwards	$203	$53

U.S.
Federal operating loss carryforwards	$1	$2
Federal capital loss carryforwards	$112	$367
Federal interest carryforwards	$355	$424

State operating loss carryforwards	$376	$315
State capital loss carryforwards	$123	$221
State interest carryforwards	$172	$227

Other Non-U.S.
Operating loss carryforwards	$308	$369
Capital loss carryforwards	$29	$30
Interest carryforwards	$159	$186

Reconciliation of the beginning and ending amount of unrecognized tax benefits
The following is a reconciliation of the Company’s beginning and ending amount of uncertain tax positions (in millions):

	2019	2018
Balance at January 1	$279	$280
Additions based on tax positions related to the current year	23	18
Additions for tax positions of prior years	12	10
Reductions for tax positions of prior years	(5)	(24)
Settlements	(5)	—
Business combinations	—	1
Lapse of statute of limitations	(5)	(6)
Foreign currency translation	—	—
Balance at December 31	$299	$279